                                                            [LOGO OF METLIFE(R)]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 4, 2012

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-54470/811-03365
     (Series L and Series L - 4 Year)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated April 30, 2012 to the Prospectus dated April 30, 2012 for the 3-year Series L contracts and one Prospectus Supplement dated April 30, 2012 to the Prospectus dated April 30, 2012 for the Series L - 4 Year contracts being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus Supplements contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 11, 2012.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company